Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of pension and other post-retirement prior service cost, tax	$ 161	$ 7	$ 111
Changes in market value of derivative financial instruments, tax	$ 3,661	$ 2,884	$ 229
Exercise of options, shares tendered for payment	45,123	182,270	27,177